Related party transactions - Schedule of significant related party transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue derived from related parties	¥ 20,394,478	¥ 29,900,069	¥ 32,910,229
Fee paid to related parties	181,637,081	361,806,614	441,698,772
Equity method investees talent agencies
Related Party Transaction [Line Items]
Other revenue derived from related parties			204,533
Fee paid to related parties	181,637,081	361,296,329	435,496,349
Tencent Group
Related Party Transaction [Line Items]
Fee paid to related parties		510,285	6,202,423
Purchased from related parties	103,198,542	304,500,878	75,528,302
Live streaming | Equity method investees talent agencies
Related Party Transaction [Line Items]
Revenue derived from related parties			23,679,248
Advertisement | Tencent Group
Related Party Transaction [Line Items]
Revenue derived from related parties	14,979,036	17,190,776	743,697
Bandwidth fees | Tencent Group
Related Party Transaction [Line Items]
Fee paid to related parties	197,568,690	240,737,980	212,785,773
Others
Related Party Transaction [Line Items]
Other revenue derived from related parties	5,415,442	12,709,293	8,487,284
Others | Tencent Group
Related Party Transaction [Line Items]
Other revenue derived from related parties	5,415,442	12,709,293	8,282,751
Payment handling fees | Tencent Group
Related Party Transaction [Line Items]
Fee paid to related parties	28,153,602	¥ 33,693,357	¥ 36,033,966
Virtual gifts purchased
Related Party Transaction [Line Items]
Purchased from related parties	60,444,813
Other fees
Related Party Transaction [Line Items]
Purchased from related parties	¥ 8,734,726